August 27, 2020

VIA EDGAR

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:	Wildermuth Endowment Fund

Securities Act File No. 333-191152

Investment Company Act File No. 811-22888

Dear Sir or Madam:

This letter is in reference to the registration statement on Form N-2 of the Wildermuth Endowment Fund (the “Fund” or the “Registrant”). Registrant is a registered closed-end investment company operating as an “interval fund” pursuant to Rule 23c-3 adopted under the Investment Company Act of 1940, as amended.

Registrant is filing herewith a post-effective amendment to its registration statement, pursuant to Rule 486(a) adopted under the Securities Act of 1933, as amended (the “Securities Act”), which provides that such amendment shall become effective sixty (60) days after the filing or within a lesser period of time as provided by the Commission. As discussed with the Staff, we intend to file a request for acceleration upon the Staff’s receipt of the instant filing.

Please contact the undersigned if you have any questions.

Very truly yours,

Practus, LLP

By: /s/ John H. Grady

John Grady, Partner